Note 18 - Gain on Insurance Proceeds (Details Textual) - USD ($)	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Unusual or Infrequent Item, or Both, Insurance Proceeds	$ 0	$ 304,307